TRADE ACCOUNTS RECEIVABLE - AGEING ANALYSIS OF TRADE ACCOUNTS AND BILLS RECEIVABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 35,587	¥ 54,375
Within one year
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	34,509	54,027
Between one and two years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	931	190
Between two and three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	64	64
Over three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 83	¥ 94